Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 1,331,960
Related party receivable		1,353,373	$ 1,365,161
Prepaid expenses	282,113
Total Current Assets	1,614,073	1,353,373	1,365,161
Equipment, net	8,585
TOTAL ASSETS	1,622,658	1,353,373	1,365,161
Liabilities
Account payable	154,889	388,681
Related party payable	108,806	190,838	13,322
Accrued expenses	349,183	123,181	42,043
Note Payable	212,056
Total current liabilities	824,934	702,700	55,365
TOTAL LIABILITIES	824,934	702,700	55,365
Stockholders’ Equity
Preferred stock $.001 par value; 10,000,000 shares authorized; none issued and outstanding
Common stock $.001 par value; 150,000,000 shares authorized; 11,346,535, 9,999,132 and 9,999,132 shares issued and outstanding	11,346	9,999	9,999
Additional paid-in capital	4,279,125	1,503,434	1,482,174
Related party subscription receivable		(204,879)	(206,663)
Accumulated other comprehensive income		66,981	78,534
Accumulated deficit	(3,492,747)	(724,862)	(54,248)
TOTAL STOCKHOLDERS’ EQUITY	797,724	650,673	1,309,796
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 1,622,658	$ 1,353,373	$ 1,365,161